Business Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting, Measurement Disclosures [Abstract]
Business Segment Information
Business Segment Information
FHN has four business segments: regional banking, fixed income, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to consumer and commercial customers in Tennessee, North Carolina, South Carolina, Florida and other selected markets. Regional banking also provides investments, financial planning, trust services and asset management, mortgage banking, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions nationally. The fixed income segment consists of fixed income securities sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory services, and derivative sales. The corporate segment consists of unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, derivative valuation adjustments related to prior sales of Visa Class B shares, gain/(loss) on extinguishment of debt, and acquisition- and integration-related costs. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses.
Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses and equity among segments which could change historical segment results. Business segment revenue, expense, asset, and equity levels reflect those which are specifically identifiable or which are allocated based on an internal allocation method. Because the allocations are based on internally developed assignments and allocations, to an extent they are subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and average assets, as well as, depreciation and amortization expense and expenditures for long lived assets for each segment for the years ended December 31:

(Dollars in thousands)	2017	2016	2015
Consolidated
Net interest income	$842,314	$729,084	$653,720
Provision/(provision credit) for loan losses	—	11,000	9,000
Noninterest income	490,219	552,441	517,325
Noninterest expense	1,023,661	925,204	1,053,791
Income/(loss) before income taxes	308,872	345,321	108,254
Provision/(benefit) for income taxes	131,892	106,810	10,941
Net income/(loss)	$176,980	$238,511	$97,313
Average assets	$29,924,813	$27,427,227	$25,635,975
Depreciation and amortization	$70,924	$64,673	$60,743
Expenditures for long-lived assets	287,642	62,554	43,514

(Dollars in thousands)	2017	2016	2015
Regional Banking
Net interest income	$848,952	$741,852	$655,152
Provision/(provision credit) for loan losses	21,647	38,887	34,545
Noninterest income	258,609	249,003	251,586
Noninterest expense	629,773	615,821	562,799
Income/(loss) before income taxes	456,141	336,147	309,394
Provision/(benefit) for income taxes	162,985	120,100	110,349
Net income/(loss)	$293,156	$216,047	$199,045
Average assets	$19,621,764	$17,143,464	$14,932,207
Depreciation and amortization	$43,255	$39,177	$37,997
Expenditures for long-lived assets	276,012	51,354	37,367
Fixed Income
Net interest income	$18,010	$10,765	$15,517
Noninterest income	217,077	269,339	231,314
Noninterest expense	210,937	229,576	220,149
Income/(loss) before income taxes	24,150	50,528	26,682
Provision/(benefit) for income taxes	7,919	18,070	8,999
Net income/(loss)	$16,231	$32,458	$17,683
Average assets	$2,544,842	$2,365,661	$2,370,355
Depreciation and amortization	$9,026	$5,981	$6,108
Expenditures for long-lived assets	2,106	2,099	1,706
Corporate
Net interest income/(expense)	$(58,915)	$(65,902)	$(71,680)
Noninterest income (a)	8,926	20,436	23,331
Noninterest expense	139,390	58,913	57,830
Income/(loss) before income taxes	(189,379)	(104,379)	(106,179)
Provision/(benefit) for income taxes	(45,922)	(55,777)	(80,085)
Net income/(loss)	$(143,457)	$(48,602)	$(26,094)
Average assets	$6,278,281	$6,030,313	$6,001,168
Depreciation and amortization	$18,249	$19,078	$16,054
Expenditures for long-lived assets	9,383	8,946	3,971
Non-Strategic
Net interest income	$34,267	$42,369	$54,731
Provision/(provision credit) for loan losses	(21,647)	(27,887)	(25,545)
Noninterest income	5,607	13,663	11,094
Noninterest expense	43,561	20,894	213,013
Income/(loss) before income taxes	17,960	63,025	(121,643)
Provision/(benefit) for income taxes	6,910	24,417	(28,322)
Net income/(loss)	$11,050	$38,608	$(93,321)
Average assets	$1,479,926	$1,887,789	$2,332,245
Depreciation and amortization	$394	$437	$584
Expenditures for long-lived assets	141	155	470
Certain previously reported amounts have been reclassified to agree with current presentation.
(a) 2017 includes a $14.3 million pre-tax loss from the repurchase of equity securities previously included in a financing transaction.